Segment Reporting - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Net Revenue	$ 203,727	$ 291,884	$ 3,192,437	$ 1,498,874
Cost of Revenue	1,429	39,976	1,790,231	63,144
Gross margin	202,298	251,908	1,402,206	1,435,730
Research and development	41,225		1,843	204,043
Marketing	106,474	41,463	609,300	274,039
Compensation	370,809	529,322	2,318,972	1,941,672
Stock Based Compensation	11,307,992	949,924	8,190,318	9,442,717
General and administrative	716,405	727,580	2,747,027	1,910,480
Impairment of intangible assets			35,723
Impairment of goodwill			226,613
Total Operating Expenses	12,542,905	2,248,289	14,129,796	13,772,951
Interest Expense	15,560	68,095	(780,597)	(319,155)
All other (expenses) income, net	1,088,256	(325,993)	4,143,635	7,986,365
Other expenses, net	1,103,816	(257,898)	3,363,038	7,667,210
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(13,444,423)	(1,738,483)	(9,364,552)	(4,670,011)
Vocal [Member]
Segment Reporting [Line Items]
Net Revenue	170,967	268,099	1,053,451	1,444,458
Cost of Revenue	(3,999)	35,202	150,602	63,002
Gross margin	174,966	232,897	902,849	1,381,456
Research and development	41,225		1,843	204,043
Marketing	65,734	34,820	417,071	252,436
Compensation		98,500	430,126	2,500
Stock Based Compensation				709,926
General and administrative	152,345	88,205	335,177	316,089
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses	259,304	221,525	1,184,217	1,484,994
Interest Expense	1,826	1,741	(7,729)	(19,265)
All other (expenses) income, net	2,232,462	5,120	(6,361)	954,958
Other expenses, net	2,234,288	6,861	(14,090)	935,693
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(2,318,626)	4,511	(295,458)	832,155
OG [Member]
Segment Reporting [Line Items]
Net Revenue			71,743
Cost of Revenue			12,095
Gross margin			59,648
Research and development
Marketing			101,522
Compensation			301,252
Stock Based Compensation
General and administrative			57,028
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses			459,802
Interest Expense
All other (expenses) income, net			3,192
Other expenses, net			3,192
Income (loss) before income tax provision and equity in net loss from unconsolidated investments			(396,962)
Flyte [Member]
Segment Reporting [Line Items]
Net Revenue			1,913,443
Cost of Revenue			1,570,826
Gross margin			342,617
Research and development
Marketing			90,707
Compensation			754,760
Stock Based Compensation			2,885,097
General and administrative			627,377
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses			4,357,941
Interest Expense			(57,048)
All other (expenses) income, net			425,330
Other expenses, net			368,282
Income (loss) before income tax provision and equity in net loss from unconsolidated investments			(3,647,042)
Creatd [Member]
Segment Reporting [Line Items]
Net Revenue			153,800
Cost of Revenue			56,708
Gross margin			97,092
Research and development
Marketing
Compensation			832,834
Stock Based Compensation			5,305,221
General and administrative			1,727,445
Impairment of intangible assets			35,723
Impairment of goodwill			226,613
Total Operating Expenses			8,127,836
Interest Expense			(715,820)
All other (expenses) income, net			3,721,474
Other expenses, net			3,005,654
Income (loss) before income tax provision and equity in net loss from unconsolidated investments			$ (5,025,090)
OG Collection [Member]
Segment Reporting [Line Items]
Net Revenue	32,760	15,985		37,348
Cost of Revenue	5,428	4,774
Gross margin	27,332	11,211		37,348
Research and development
Marketing	40,740	6,643		16,719
Compensation	2,989	62,500
Stock Based Compensation				4,600,000
General and administrative	70,017	9,400		43,714
Total Operating Expenses	113,746	78,543		4,660,433
Interest Expense	4,110
All other (expenses) income, net	9,233			5,000
Other expenses, net	13,343			5,000
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(99,757)	(67,332)		(4,618,085)
Air Mobility [Member]
Segment Reporting [Line Items]
Net Revenue
Cost of Revenue
Gross margin
Research and development
Marketing
Compensation
Stock Based Compensation
General and administrative
Total Operating Expenses
Interest Expense
All other (expenses) income, net
Other expenses, net
Income (loss) before income tax provision and equity in net loss from unconsolidated investments
Corporate [Member]
Segment Reporting [Line Items]
Net Revenue		7,800		17,068
Cost of Revenue				142
Gross margin		7,800		16,926
Research and development
Marketing				4,884
Compensation	367,820	368,322		1,939,172
Stock Based Compensation	11,307,992	949,924		4,132,791
General and administrative	494,043	629,975		1,550,678
Total Operating Expenses	12,169,855	1,948,221		7,627,525
Interest Expense	9,624	66,354		(299,890)
All other (expenses) income, net	(1,153,439)	(331,113)		7,026,407
Other expenses, net	(1,143,815)	(264,759)		6,726,517
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	$ (11,026,040)	$ (1,675,662)		$ (884,081)